Uncompleted Contracts (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Contractors [Abstract]
Summary of Cost, Estimated Earnings and Billings on Uncompleted Contracts

Costs, estimated earnings, and billings on uncompleted contracts are summarized as follows at June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Costs incurred on uncompleted contracts	$-	$465,686
Estimated earnings	-	454,132
Costs and estimated earnings earned on uncompleted contracts	-	919,818
Billings to date	-	750,769
Costs and estimated earnings in excess of billings on uncompleted contracts	-	169,049
Costs and earnings in excess of billings on completed contracts	-	(190,102)
	$-	$(21,053)

Costs in excess of billings	$-	$26,045
Billings in excess of cost	-	(47,098)
	$-	$(21,053)

Costs, estimated earnings and billings on uncompleted contracts classified under non-current assets held for sale are summarized as follows at December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Costs incurred on uncompleted contracts	$465,686	$811,173
Estimated earnings	454,132	469,109
Costs and estimated earnings on uncompleted contracts	919,818	1,280,282
Billings to date	750,769	1,265,475
Costs and estimated earnings in excess of billings on uncompleted contracts	169,049	14,807
Costs and earnings in excess of billings on completed contracts	(190,102)	(164,660)
	$(21,053)	$(149,853)

Costs in excess of billings (contract asset)	$26,045	$45,478
Billings in excess of cost (contract liability)	(47,098)	(195,331)
	$(21,053)	$(149,853)